FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	$ 57,391	$ 98,711	$ 107,289
Gross unrealized gains	224	260	18
Gross unrealized loss		(23)	(484)
Estimated fair value	57,615	98,948	106,823
Accrued interest receivable		$ 600	$ 300
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term assets	Other long-term assets
Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	11,866	$ 7,925
Gross unrealized gains	60	21
Gross unrealized loss		(1)
Estimated fair value	11,926	7,945
Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	9,438	38,362	$ 55,645
Gross unrealized gains	5	29	16
Gross unrealized loss		(5)	(84)
Estimated fair value	9,443	38,386	55,577
U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	9,058	10,334	27,108
Gross unrealized gains	20	31
Gross unrealized loss		(3)	(267)
Estimated fair value	9,078	10,362	26,841
US Government Agencies Debt Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	27,029	42,090	24,536
Gross unrealized gains	139	179	2
Gross unrealized loss		(14)	(133)
Estimated fair value	$ 27,168	$ 42,255	$ 24,405
Maximum [Member] | Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years
Maximum [Member] | Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	1 year
Maximum [Member] | U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	1 year
Maximum [Member] | US Government Agencies Debt Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years	2 years